Trade Accounts Payable, Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade Accounts Payable, Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Trade Accounts Payable
	December 31,
	2023	2022
	USD in thousands
NIS	1,953	2,713
USD	10,756	17,708
Other Currencies	539	-
	13,248	20,421

Schedule of Accrued Expenses and Other Current Liabilities
	December 31,
	2023	2022
	USD in thousands
Employees and related institutions	980	949
Government authorities	684	798
Accrued expenses	894	961
Liability to sellers (see note 4E)	430	-
Other	175	492
	3,163	3,200